Document and Entity Information	3 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	Akoustis Technologies, Inc.
Entity Central Index Key	0001584754
Document Type	POS AM
Trading Symbol	AKTS
Document Period End Date	Sep. 30, 2016
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-212508) (the “Registration Statement”) of Akoustis Technologies, Inc. (the “Company”) is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the Securities and Exchange Commission (the “SEC”) on July 22, 2016, to (i) include the information contained in the Company’s Transition Report on Form 10-K for the transition period ended June 30, 2016 that was filed with the SEC on October 31, 2016, (ii) include the information contained in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2016 that was filed with the SEC on November 14, 2016, (iii) update certain information to reflect the Company’s reincorporation from the State of Nevada to the State of Delaware, and (iv) update certain other information in the Registration Statement.

The Registration Statement originally registered the resale of a total of 4,024,900 shares of the Company’s common stock, par value $0.001 (the “Common Stock”) including (i) 2,530,000 outstanding shares of the Common Stock, (ii) 153,714 shares of Common Stock issuable upon exercise of Common Stock purchase warrants, and (iii) up to 1,341,186 shares of Common Stock issuable pursuant to the price-protected anti-dilution provision applicable to 2,235,310 of the outstanding shares referenced in (i) above. Since that time, none of the respective warrants have been exercised, 340,858 shares of Common Stock covered by the Registration Statement have been resold, and the rights provided by the price-protected anti-dilution provision have expired. Accordingly, this Post-Effective Amendment No. 1 to the Registration Statement covers a total of 2,342,856 shares of Common Stock, including (a) 2,189,142 outstanding shares of Common Stock and (b) 153,714 shares of Common Stock issuable upon exercise of Common Stock purchase warrants.

No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.

Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company